Pensions and other post-employment benefits - Average life expectancy (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GERMANY | Male
Pensions and other post-employment benefits
Average life expectancy	25 years 7 months 6 days	25 years 6 months
GERMANY | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	28 years 4 months 24 days	28 years 6 months
GERMANY | Female
Pensions and other post-employment benefits
Average life expectancy	29 years 3 months 18 days	29 years 2 months 12 days
GERMANY | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	31 years 6 months	31 years 6 months
Switzerland | Male
Pensions and other post-employment benefits
Average life expectancy	26 years 9 months 18 days	26 years 8 months 12 days
Switzerland | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	28 years 7 months 6 days	28 years 7 months 6 days
Switzerland | Female
Pensions and other post-employment benefits
Average life expectancy	28 years 8 months 12 days	28 years 7 months 6 days
Switzerland | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	30 years 4 months 24 days	30 years 3 months 18 days
Ireland | Male
Pensions and other post-employment benefits
Average life expectancy	27 years 6 months	27 years 3 months 18 days
Ireland | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	30 years 2 months 12 days	30 years 1 month 6 days
Ireland | Female
Pensions and other post-employment benefits
Average life expectancy	30 years 4 months 24 days	30 years 3 months 18 days
Ireland | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	32 years 7 months 6 days	32 years 4 months 24 days
Rest of World | Male
Pensions and other post-employment benefits
Average life expectancy	27 years 6 months	27 years 4 months 24 days
Rest of World | Male | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	29 years	28 years 10 months 24 days
Rest of World | Female
Pensions and other post-employment benefits
Average life expectancy	28 years 9 months 18 days	28 years 9 months 18 days
Rest of World | Female | Projected in 20 years
Pensions and other post-employment benefits
Average life expectancy	30 years 3 months 18 days	30 years 2 months 12 days